Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 01, 2022	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Time deposits, over		$ 250,000		$ 250,000
Shareholder's Equity
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		15		15
Preferred stock, shares outstanding		15		15
Preferred stock, liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	14,337	5,587,939	18,128	5,527,380
Treasury stock (in shares)		210,101		210,101